Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Tax-Aware Overlay C Portfolio

December 31, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 66.8%
Long-Term Municipal Bonds – 63.2%
Alabama – 0.1%
Tuscaloosa County Industrial Development Authority Series 2019-A 4.50%, 05/01/2032(a)	$339	$358,790

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(a)	235	285,866

Arizona – 0.4%
State of Arizona Lottery Revenue Series 2019 5.00%, 07/01/2024 (Pre-refunded/ETM)	2,000	2,228,422

California – 51.1%
Anaheim Housing & Public Improvements Authority (City of Anaheim CA Electric System Revenue) Series 2020 2.792%, 10/01/2032	1,150	1,182,013
Antelope Valley-East Kern Water Agency Series 2016 5.00%, 06/01/2023-06/01/2025	2,000	2,223,969
Bay Area Toll Authority Series 2017 5.00%, 04/01/2028	2,700	3,370,284
California Community Choice Financing Authority (Morgan Stanley) Series 2021-B 4.00%, 02/01/2052	1,410	1,712,777
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2043(a)	1,000	1,028,862
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(a)	1,265	1,254,951
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 4.00%, 08/01/2046(a)	500	488,501
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 4.00%, 02/01/2050(a)	1,000	948,211

	Principal Amount (000)	U.S. $ Value

California Educational Facilities Authority (University of the Pacific) Series 2015 5.00%, 11/01/2027	$2,000	$2,326,185
California Health Facilities Financing Authority (CommonSpirit Health) Series 2020-A 4.00%, 04/01/2035	1,850	2,217,726
California Health Facilities Financing Authority (Kaiser Foundation Hospitals) Series 2017-P 5.00%, 11/01/2032	3,430	3,566,546
California Health Facilities Financing Authority (Sutter Health Obligated Group) Series 2018-A 5.00%, 11/15/2030	900	1,112,563
California Housing Finance Agency Series 2019-2 4.00%, 03/20/2033	2,156	2,483,355
Series 2021-1, Class A 3.50%, 11/20/2035	2,622	2,990,417
Series 2021-2 0.843%, 03/25/2035	1,000	66,473
Series 2021-2, Class A 3.75%, 03/25/2035	1,994	2,354,478
California Infrastructure & Economic Development Bank Series 2021 0.20%, 01/01/2050 (Pre-refunded/ETM)(a)	8,755	8,754,920
California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2021 0.45% (MUNIPSA + 0.35%), 08/01/2047(b)	2,000	2,005,633
California Municipal Finance Authority (Anaheim Electric Utility Fund) Series 2015-B 5.00%, 10/01/2026	1,000	1,164,201
California Municipal Finance Authority (California Municipal Finance Authority State Lease) Series 2017-A 5.00%, 06/01/2029	2,320	2,835,585
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 5.00%, 06/30/2028-06/30/2029	5,025	6,127,882
California Municipal Finance Authority (United Airlines, Inc.) Series 2019 4.00%, 07/15/2029	2,140	2,452,314
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2019 5.00%, 07/01/2029(a)	450	542,935

	Principal Amount (000)	U.S. $ Value

California Public Finance Authority (California University of Science & Medicine Obligated Group) Series 2019 6.25%, 07/01/2054(a)	$1,000	$1,143,684
California School Finance Authority (Fenton Charter Public Schools) Series 2020-A 4.00%, 07/01/2030(a)	600	667,731
California School Finance Authority (Rocketship Education Obligated Group) Series 2015-A 4.25%, 03/01/2028(a)	625	674,962
California State Public Works Board (California State Public Works Board Lease) Series 2014-A 5.00%, 09/01/2030	4,375	4,881,801
California State Public Works Board (State of California Department of Corrections & Rehabilitation Lease) Series 2019-C 5.00%, 11/01/2027	1,670	2,068,014
California State University Series 2016-A 5.00%, 11/01/2025	1,000	1,172,848
Series 2017-A 5.00%, 11/01/2025-11/01/2030	3,160	3,755,435
Series 2020-D 1.49%, 11/01/2028	400	391,420
Series 2021-B 0.55%, 11/01/2049	3,000	2,964,924
2.274%, 11/01/2034	2,000	1,933,122
California Statewide Communities Development Authority (Enloe Medical Center) Series 2015 5.00%, 08/15/2028	2,200	2,574,265
California Statewide Communities Development Authority (Lancer Educational Housing LLC) Series 2019 5.00%, 06/01/2034(a)	375	452,960
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2018-A 5.00%, 12/01/2028(a)	500	617,237
California Statewide Communities Development Authority (Methodist Hospital of Southern California Obligated Group) Series 2018 5.00%, 01/01/2028-01/01/2029	5,705	7,002,520
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.00%, 07/01/2024-07/01/2029(a)	335	352,245

	Principal Amount (000)	U.S. $ Value

City & County of San Francisco CA Series 2021-R 5.00%, 06/15/2022	$1,585	$1,619,618
City & County of San Francisco CA (City & County of San Francisco CA COP) Series 2015-R 5.00%, 09/01/2025	4,175	4,499,820
City of Hayward CA (City of Hayward CA COP) Series 2015 5.00%, 11/01/2022	3,365	3,497,526
City of Los Angeles Department of Airports Series 2016-A 5.00%, 05/15/2026	1,795	2,117,079
Series 2017-A 5.00%, 05/15/2030-05/15/2031	4,860	5,855,522
Series 2018-D 5.00%, 05/15/2026	2,890	3,408,556
Series 2019 4.00%, 05/15/2044	1,000	1,140,020
5.00%, 05/15/2031	485	608,841
Series 2020 5.00%, 05/15/2033	1,000	1,296,695
Series 2020-C 5.00%, 05/15/2028	2,070	2,574,448
City of Oakland CA Series 2015-A 5.00%, 01/15/2022	1,380	1,382,060
City of Roseville CA (Fiddyment Ranch Community Facilities District No.1) Series 2017 5.00%, 09/01/2031	1,000	1,188,653
City of Roseville CA (HP Campus Oaks Community Facilities District No.1) Series 2016 5.00%, 09/01/2031	340	392,370
City of San Jose CA Airport Revenue (Norman Y Mineta San Jose International Airport SJC) Series 2014-A 5.00%, 03/01/2024	1,955	2,141,022
Series 2014-B 5.00%, 03/01/2026	2,360	2,592,071
CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 4.00%, 08/01/2047(a)	1,000	976,471
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 4.00%, 08/01/2047(a)	855	841,510
Coronado Community Development Agency Successor Agency Series 2018-A 5.00%, 09/01/2033	2,830	3,228,567

	Principal Amount (000)	U.S. $ Value

County of Monterey CA (County of Monterey CA COP) Series 2017 5.00%, 10/01/2029	$4,870	$5,999,297
County of Sacramento CA Airport System Revenue Series 2018-E 5.00%, 07/01/2032	1,280	1,582,313
County of San Diego CA (County of San Diego CA COP) Series 2014-A 5.00%, 10/15/2027-10/15/2028	2,550	2,863,289
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.35%, 04/01/2047(a)	1,000	993,216
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.60%, 05/01/2047(a)	1,250	1,251,025
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(a)	1,000	986,026
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 3.50%, 10/01/2046(a)	1,000	1,002,424
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A1 2.875%, 08/01/2041(a)	990	950,433
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(a)	1,000	994,696
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 2.65%, 12/01/2046(a)	1,000	910,887
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 3.50%, 05/01/2047(a)	1,000	1,006,876
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(a)	1,000	951,727

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(a)	$1,000	$960,228
Fremont Community Facilities District No. 1 Series 2015 5.00%, 09/01/2028	1,505	1,701,947
Golden State Tobacco Securitization Corp. Series 2018-A 3.50%, 06/01/2036 (Pre-refunded/ETM)	1,590	1,611,453
Series 2021 1.40%, 06/01/2025	1,000	995,114
1.85%, 06/01/2031	1,000	1,001,102
Irvine Unified School District Series 2017-A 5.00%, 09/01/2023	925	993,757
Long Beach Bond Finance Authority (Aquarium of the Pacific) Series 2012 5.00%, 11/01/2022	1,460	1,465,308
Los Angeles Community College District/CA Series 2015-A 5.00%, 08/01/2030 (Pre-refunded/ETM)	2,585	2,891,891
Los Angeles Department of Water & Power Series 2020-B 5.00%, 07/01/2028-07/01/2029	820	1,052,421
Los Angeles Department of Water & Power Power System Revenue Series 2018-A 5.00%, 07/01/2028	1,660	2,070,807
Los Angeles Unified School District/CA Series 2014-C 5.00%, 07/01/2027	6,815	7,568,677
Middle Fork Project Finance Authority Series 2020 5.00%, 04/01/2033	450	567,084
Newport Mesa Unified School District Series 2020 5.00%, 08/01/2022-08/01/2024	945	1,018,584
Oakland Unified School District/Alameda County Series 2015-A 5.00%, 08/01/2025-08/01/2026	2,335	2,699,957
Peralta Community College District Series 2014-A 5.00%, 08/01/2027	5,855	6,498,953
Series 2020-A 5.00%, 08/01/2022	3,545	3,643,970
Port of Oakland Series 2012-P 5.00%, 05/01/2024 (Pre-refunded/ETM)	5,000	5,077,675
5.00%, 05/01/2025 (Pre-refunded/ETM)	1,405	1,426,827
Riverside County Redevelopment Successor Agency AGM Series 2017-B 5.00%, 10/01/2029	1,900	2,319,365

	Principal Amount (000)	U.S. $ Value

Romoland School District Series 2015 5.00%, 09/01/2023	$300	$321,212
Sacramento County Sanitation Districts Financing Authority Series 2014-A 5.00%, 12/01/2029	2,000	2,211,637
Sacramento County Water Financing Authority NATL Series 2007-B 0.684% (LIBOR 3 Month + 0.57%), 06/01/2039(b)	1,450	1,431,608
San Diego Association of Governments (State of California DOT Fed Hwy Grant) Series 2019 1.80%, 11/15/2027	1,500	1,564,906
San Diego County Regional Transportation Commission (San Diego County Regional Transportation Commission Sales Tax) Series 2021-A 5.00%, 10/01/2022	1,970	2,041,193
San Diego County Water Authority Series 2021-A 5.00%, 05/01/2022-05/01/2031	5,810	6,697,854
San Francisco Community College District Series 2015 5.00%, 06/15/2022	5,000	5,108,746
San Francisco Intl Airport Series 2012-2 5.00%, 05/01/2027	1,270	1,289,898
Series 2016-S 5.00%, 05/01/2025-05/01/2026	2,730	3,201,100
Saugus/Hart School Facilities Financing Authority (Saugus Union School District Community Facilities District No. 06-01) Series 2016 5.00%, 09/01/2027	750	862,226
Simi Valley Unified School District Series 2017 5.00%, 08/01/2022	1,500	1,542,055
State of California Series 2015 5.00%, 08/01/2022-03/01/2024	3,975	4,241,024
Series 2018-B 5.00%, 08/01/2029	7,615	9,574,926
Series 2021 5.00%, 09/01/2023	2,000	2,156,646
Stockton Redevelopment Agency Successor Agency AGM Series 2016-A 5.00%, 09/01/2025	1,900	2,201,277
Tobacco Securitization Authority of Southern California Series 2019 5.00%, 06/01/2030	960	1,234,321
University of California Series 2012 5.00%, 05/15/2023	4,625	4,706,481
5.00%, 05/15/2023 (Pre-refunded/ETM)	130	132,295

	Principal Amount (000)	U.S. $ Value

Series 2012-G 5.00%, 05/15/2023 (Pre-refunded/ETM)	$2,645	$2,691,687
Series 2013-A 5.00%, 05/15/2048	6,000	6,387,157
Series 2018-A 4.00%, 05/15/2024	2,120	2,303,791
Vista Unified School District Series 2012 5.00%, 08/01/2023 (Pre-refunded/ETM)	2,090	2,148,473
5.00%, 08/01/2025 (Pre-refunded/ETM)	2,150	2,210,151
Walnut Energy Center Authority Series 2014 5.00%, 01/01/2026-01/01/2028	2,800	3,112,725

		257,655,516

Colorado – 0.6%
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	1,000	1,055,926
Plaza Metropolitan District No. 1 Series 2013 5.00%, 12/01/2022(a)	690	711,303
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2017-A 5.00%, 12/01/2030	1,000	1,050,424
Vauxmont Metropolitan District AGM Series 2020 5.00%, 12/01/2050	100	124,092

		2,941,745

Connecticut – 0.3%
State of Connecticut Series 2015-B 5.00%, 06/15/2030	1,250	1,433,157

Florida – 0.1%
Capital Trust Agency, Inc. (Franklin Academy Obligated Group) Series 2020 5.00%, 12/15/2026(a)	100	112,056
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2031	100	81,074
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2020 2.625%, 06/01/2025	140	142,682

		335,812

Guam – 0.6%
Antonio B Won Pat International Airport Authority Series 2021-A 2.899%, 10/01/2027	200	200,002
3.489%, 10/01/2031	120	121,941

	Principal Amount (000)	U.S. $ Value

Territory of Guam Series 2019 5.00%, 11/15/2031	$90	$103,947
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029-12/01/2032	570	663,704
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015-D 5.00%, 11/15/2023-11/15/2031	1,610	1,810,514

		2,900,108

Illinois – 2.3%
Chicago Board of Education Series 2017-F 5.00%, 12/01/2024	2,000	2,239,123
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2023-09/01/2033	300	357,125
Metropolitan Pier & Exposition Authority Series 2017-B 5.00%, 12/15/2030	1,400	1,681,914
State of Illinois Series 2014 5.00%, 05/01/2025	2,165	2,380,335
Series 2016 5.00%, 02/01/2022	1,520	1,525,479
Series 2017-D 5.00%, 11/01/2024	3,190	3,575,869

		11,759,845

Kentucky – 0.1%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) Series 2019 5.00%, 02/01/2027-02/01/2031	240	292,184

Louisiana – 0.1%
Parish of St. James LA (NuStar Logistics LP) Series 2020 6.10%, 06/01/2038-12/01/2040(a)	210	276,517

Michigan – 2.1%
City of Detroit MI Series 2018 5.00%, 04/01/2029-04/01/2030	2,600	3,085,924
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2025	2,175	2,369,858
Michigan Strategic Fund (Michigan Strategic Fund-I 75 Improvement Project) Series 2018 5.00%, 06/30/2030-12/31/2030	4,325	5,336,870

		10,792,652

	Principal Amount (000)	U.S. $ Value

Missouri – 0.0%
Howard Bend Levee District XLCA INS Series 2005 5.75%, 03/01/2027	$100	$114,097

Nebraska – 0.5%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2018 5.00%, 03/01/2050	2,290	2,467,543

Nevada – 0.1%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(a)	420	435,088

New Jersey – 1.9%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2022	6,950	7,097,023
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018-A 5.00%, 12/15/2029	2,000	2,492,857

		9,589,880

New York – 0.0%
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 4.00%, 01/01/2036	210	235,900

Ohio – 0.3%
Ohio Air Quality Development Authority (Energy Harbor Nuclear Generation LLC) Series 2009-A 4.375%, 06/01/2033	160	161,807
Ohio Air Quality Development Authority (Pratt Paper OH, Inc.) Series 2017 3.75%, 01/15/2028(a)	775	857,244
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016-A 4.375%, 06/01/2033	180	182,033
Series 2016-B 4.375%, 06/01/2033	350	353,953

		1,555,037

	Principal Amount (000)	U.S. $ Value

Pennsylvania – 0.2%
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2022	$1,000	$1,022,900

Puerto Rico – 0.3%
Puerto Rico Highway & Transportation Authority AGC Series 2005-L 5.25%, 07/01/2041	190	206,644
AGC Series 2007-C 5.50%, 07/01/2031	110	123,404
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	1,105	1,140,913
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024	401	387,105

		1,858,066

South Carolina – 0.5%
South Carolina Public Service Authority Series 2021-B 4.00%, 12/01/2039	2,000	2,400,683

Texas – 0.8%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	1,010	1,062,199
Texas Municipal Gas Acquisition and Supply Corp. I (Bank of America Corp.) Series 2008-D 6.25%, 12/15/2026	2,565	2,984,702

		4,046,901

Washington – 0.2%
Kalispel Tribe of Indians Series 2018-A 5.00%, 01/01/2032(a)	1,000	1,179,518

Wisconsin – 0.5%
UMA Education, Inc. Series 2019 5.00%, 10/01/2023-10/01/2029(a)	1,040	1,209,935
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-A 5.00%, 01/01/2024	1,135	1,226,416

		2,436,351

Total Long-Term Municipal Bonds (cost $306,115,127)		318,602,578

	Principal Amount (000)		U.S. $ Value

Short-Term Municipal Notes – 3.6%
California – 3.6%
Bay Area Toll Authority Series 2021 0.40% (MUNIPSA + 0.30%), 04/01/2056(b)		$2,000	$2,000,000
0.51% (MUNIPSA + 0.41%), 04/01/2056(b)		1,000	999,991
California Education Notes Program Series 2021-D 2.00%, 01/31/2022		5,405	5,413,145
County of Los Angeles CA Series 2021 4.00%, 06/30/2022		8,665	8,830,876
Metropolitan Water District of Southern California Series 2021-D 0.24% (MUNIPSA + 0.14%), 07/01/2037(b)		1,000	999,392

Total Short-Term Municipal Notes (cost $18,247,040)			18,243,404

Total Municipal Obligations (cost $324,362,167)			336,845,982

	Notional Amount

OPTIONS PURCHASED - PUTS – 0.5%
Options on Equity Indices – 0.5%
Euro STOXX 50 Index Expiration: Sep 2022; Contracts: 2,550; Exercise Price: EUR 3,300.00; Counterparty: UBS AG(c)	EUR	8,415,000	224,101
FTSE 100 Index Expiration: Apr 2022; Contracts: 570; Exercise Price: GBP 5,600.00; Counterparty: JPMorgan Chase Bank, NA(c)	GBP	3,192,000	19,588
FTSE 100 Index Expiration: Dec 2022; Contracts: 510; Exercise Price: GBP 5,700.00; Counterparty: UBS AG(c)	GBP	2,907,000	103,440
Nikkei 225 Index Expiration: Dec 2022; Contracts: 30,000; Exercise Price: JPY 23,000.00; Counterparty: UBS AG(c)	JPY	690,000,000	183,378
S&P 500 Index Expiration: Nov 2022; Contracts: 17,900; Exercise Price: USD 3,575.00; Counterparty: UBS AG(c)	USD	63,992,500	1,787,860

Total Options Purchased - Puts (premiums paid $2,733,185)			2,318,367

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 29.0%
Funds and Investment Trusts – 29.0%(d)
iShares Core MSCI EAFE ETF	489,441	$36,531,876
iShares Core MSCI Emerging Markets ETF	278,526	16,672,566
SPDR S&P 500 ETF Trust	184,960	87,848,602
Vanguard Mid-Cap ETF	19,951	5,082,916

Total Investment Companies (cost $90,152,996)		146,135,960

	Principal Amount (000)

GOVERNMENTS - TREASURIES – 0.6%
United States – 0.6%
U.S. Treasury Notes 2.125%, 11/30/2023	$200	205,344
2.625%, 02/15/2029(e) (f)	2,670	2,888,189

Total Governments - Treasuries (cost $3,008,726)		3,093,533

COMMERCIAL MORTGAGE-BACKED SECURITY – 0.2%
Agency CMBS – 0.2%
Federal Home Loan Mortgage Corp. Series 2021-ML10, Class AUS 2.032%, 01/25/2038 (cost $1,318,096)	1,269	1,277,223

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.1%
Risk Share Floating Rate – 0.1%
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C03, Class 2M2 3.003% (LIBOR 1 Month + 2.90%), 07/25/2024(b)	49	49,268
Series 2015-C02, Class 1M2 4.103% (LIBOR 1 Month + 4.00%), 05/25/2025(b)	49	49,637
Series 2016-C07, Class 2M2 4.453% (LIBOR 1 Month + 4.35%), 05/25/2029(b)	214	222,153
Series 2017-C01, Class 1M2 3.653% (LIBOR 1 Month + 3.55%), 07/25/2029(b)	235	240,183
Series 2017-C06, Class 2M2 2.903% (LIBOR 1 Month + 2.80%), 02/25/2030(b)	182	186,015

Total Collateralized Mortgage Obligations (cost $696,013)		747,256

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(d) (g) (h) (cost $4,344,038)	4,344,038	$4,344,038

Total Investments – 98.1% (cost $426,615,221)(i)		494,762,359
Other assets less liabilities – 1.9%		9,480,039

Net Assets – 100.0%		$504,242,398

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	228	March 2022	$11,129,403	$270,519
FTSE 100 Index Futures	38	March 2022	3,767,092	(11,090)
MSCI Singapore IX ETS Futures	99	January 2022	2,498,876	16,008
Nikkei 225 (CME) Futures	5	March 2022	1,250,978	10,917
Russell 2000 E-Mini Futures	60	March 2022	6,728,400	100,738
S&P 500 E-Mini Futures	76	March 2022	18,082,300	208,706
TOPIX Index Futures	33	March 2022	5,714,683	21,829
U.S. T-Note 2 Yr (CBT) Futures	80	March 2022	17,453,750	(32,306)
U.S. T-Note 10 Yr (CBT) Futures	313	March 2022	40,836,719	243,815
U.S. Ultra Bond (CBT) Futures	44	March 2022	8,673,500	155,718
Sold Contracts
Hang Seng Index Futures	22	January 2022	3,308,231	(40,916)
MSCI Emerging Markets Futures	122	March 2022	7,480,430	(16,639)
OMXS30 Index Futures	118	January 2022	3,159,199	(1,964)
S&P TSX 60 Index Futures	3	March 2022	607,565	5,111
SPI 200 Futures	13	March 2022	1,737,226	15,521

				$945,967

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	GBP	1,923	USD	2,608	01/14/2022	$4,806
BNP Paribas SA	AUD	3,564	USD	2,604	02/08/2022	10,897
Citibank, NA	NOK	8,498	USD	935	01/20/2022	(29,873)
Citibank, NA	USD	406	SEK	3,692	01/20/2022	2,843
Citibank, NA	USD	11,329	CAD	14,265	02/10/2022	(52,812)
Goldman Sachs Bank USA	GBP	4,693	USD	6,222	01/14/2022	(129,564)
Goldman Sachs Bank USA	NOK	11,100	USD	1,233	01/20/2022	(27,502)
Goldman Sachs Bank USA	SEK	21,155	USD	2,337	01/20/2022	(4,683)
Goldman Sachs Bank USA	USD	71	SEK	642	01/20/2022	319
Goldman Sachs Bank USA	USD	2,970	JPY	338,620	02/09/2022	(25,579)
Goldman Sachs Bank USA	EUR	2,072	USD	2,381	02/10/2022	21,172
HSBC Bank USA	CHF	5,726	USD	6,239	01/13/2022	(46,621)
HSBC Bank USA	GBP	2,099	USD	2,813	01/14/2022	(28,142)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	SEK	11,476	USD	1,315	01/20/2022	$44,797
HSBC Bank USA	USD	7,346	NOK	62,829	01/20/2022	(214,141)
HSBC Bank USA	USD	90	SEK	787	01/20/2022	(3,131)
JPMorgan Chase Bank, NA	USD	1,747	SEK	15,190	01/20/2022	(65,791)
Morgan Stanley & Co., Inc.	CHF	4,418	USD	4,805	01/13/2022	(45,132)
Morgan Stanley & Co., Inc.	USD	8,060	CHF	7,399	01/13/2022	61,827
Morgan Stanley & Co., Inc.	GBP	3,720	USD	4,986	01/14/2022	(49,118)
Morgan Stanley & Co., Inc.	USD	10,238	GBP	7,742	01/14/2022	241,626
Morgan Stanley & Co., Inc.	NOK	5,488	USD	648	01/20/2022	25,059
Morgan Stanley & Co., Inc.	NOK	51,662	USD	5,748	01/20/2022	(116,127)
Morgan Stanley & Co., Inc.	SEK	26,072	USD	3,019	01/20/2022	133,842
Morgan Stanley & Co., Inc.	USD	2,493	NOK	21,642	01/20/2022	(36,354)
Morgan Stanley & Co., Inc.	USD	6,800	SEK	61,588	01/20/2022	16,471
Morgan Stanley & Co., Inc.	USD	7,858	SEK	69,704	01/20/2022	(143,427)
Morgan Stanley & Co., Inc.	AUD	4,873	USD	3,586	02/08/2022	40,046
Morgan Stanley & Co., Inc.	AUD	1,858	USD	1,329	02/08/2022	(22,899)
Morgan Stanley & Co., Inc.	USD	1,479	AUD	2,046	02/08/2022	9,719
Morgan Stanley & Co., Inc.	JPY	1,130,709	USD	9,910	02/09/2022	78,073
Morgan Stanley & Co., Inc.	USD	1,807	JPY	203,752	02/09/2022	(35,514)
Morgan Stanley & Co., Inc.	CAD	4,977	USD	3,941	02/10/2022	6,227
Morgan Stanley & Co., Inc.	EUR	8,001	USD	9,079	02/10/2022	(36,786)
Morgan Stanley & Co., Inc.	USD	5,483	CAD	6,998	02/10/2022	49,424
Morgan Stanley & Co., Inc.	USD	5,331	EUR	4,700	02/10/2022	23,576
State Street Bank & Trust Co.	GBP	291	USD	388	01/14/2022	(5,768)
State Street Bank & Trust Co.	USD	385	GBP	291	01/14/2022	8,719
State Street Bank & Trust Co.	NOK	3,119	USD	355	01/20/2022	1,037
State Street Bank & Trust Co.	USD	2	SEK	15	01/20/2022	(24)
State Street Bank & Trust Co.	USD	137	JPY	15,598	02/09/2022	(1,364)
State Street Bank & Trust Co.	EUR	262	USD	303	02/10/2022	4,535

						$(335,337)

PUT OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
FTSE 100 Index(j)	UBS AG	570	GBP	5,600.00	April 2022	GBP	(3,192)	$82,920	$(19,588)

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,420	01/15/2025	2.565%	CPI#	Maturity	$84,315	$—	$84,315
USD	710	01/15/2025	2.585%	CPI#	Maturity	41,562	—	41,562
USD	710	01/15/2025	2.613%	CPI#	Maturity	40,743	—	40,743
USD	4,470	01/15/2026	CPI#	3.720%	Maturity	983	—	983
USD	2,150	01/15/2027	CPI#	3.320%	Maturity	(30,715)	—	(30,715)
USD	2,110	01/15/2027	CPI#	3.466%	Maturity	(9,516)	(2,896)	(6,620)
USD	6,470	01/15/2028	1.230%	CPI#	Maturity	1,058,008	—	1,058,008
USD	5,230	01/15/2028	0.735%	CPI#	Maturity	1,061,649	—	1,061,649
USD	9,210	01/15/2029	CPI#	3.290%	Maturity	333	—	333
USD	1,575	01/15/2030	1.572%	CPI#	Maturity	249,996	—	249,996
USD	1,575	01/15/2030	1.587%	CPI#	Maturity	247,539	—	247,539

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	240	01/15/2030	1.714%	CPI#	Maturity	$34,531	$—	$34,531
USD	240	01/15/2030	1.731%	CPI#	Maturity	34,101	—	34,101
USD	1,300	01/15/2031	2.782%	CPI#	Maturity	56,635	—	56,635
USD	1,180	01/15/2031	2.680%	CPI#	Maturity	65,042	—	65,042
USD	1,030	01/15/2031	2.989%	CPI#	Maturity	20,449	—	20,449
USD	1,110	04/15/2032	CPI#	2.909%	Maturity	(24,634)	—	(24,634)
USD	1,000	04/15/2032	CPI#	2.748%	Maturity	(42,589)	—	(42,589)
USD	600	04/15/2032	CPI#	2.722%	Maturity	(27,550)	—	(27,550)

						$2,860,882	$(2,896)	$2,863,778

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	14,000	09/10/2024	3 Month LIBOR	1.341%	Quarterly/ Semi-Annual	$142,655	$—	$142,655
USD	4,180	01/15/2025	3 Month LIBOR	1.566%	Quarterly/ Semi-Annual	79,748	—	79,748
USD	3,000	04/16/2034	3 Month LIBOR	2.673%	Quarterly/ Semi-Annual	366,139	—	366,139

						$588,542	$—	$588,542

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	37	$(10,322)	$(3,518)	$(6,804)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	123	(34,313)	(15,088)	(19,225)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	8	(2,232)	(952)	(1,280)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	20	(5,579)	(1,919)	(3,660)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	251	(70,020)	(29,661)	(40,359)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	255	$(71,137)	$(24,499)	$(46,638)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	382	(106,564)	(35,757)	(70,807)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	48	(13,390)	(5,863)	(7,527)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	331	(92,337)	(30,073)	(62,264)

						$(405,894)	$(147,330)	$(258,564)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	5,000	10/23/2026	2.310%	CPI#	Maturity	$131,576	$—	$131,576
Barclays Bank PLC	USD	5,000	12/04/2027	2.170%	CPI#	Maturity	434,029	—	434,029
Barclays Bank PLC	USD	1,000	10/23/2029	2.388%	CPI#	Maturity	22,234	—	22,234
Citibank, NA	USD	7,000	11/04/2023	1.900%	CPI#	Maturity	566,395	—	566,395
Citibank, NA	USD	3,000	07/20/2027	2.104%	CPI#	Maturity	285,207	—	285,207
Deutsche Bank AG	USD	4,000	09/04/2025	1.818%	CPI#	Maturity	400,532	—	400,532
JPMorgan Chase Bank, NA	USD	3,000	03/02/2024	2.175%	CPI#	Maturity	177,668	—	177,668
JPMorgan Chase Bank, NA	USD	5,000	07/20/2024	1.995%	CPI#	Maturity	401,052	—	401,052
JPMorgan Chase Bank, NA	USD	4,000	11/04/2026	2.015%	CPI#	Maturity	404,686	—	404,686
JPMorgan Chase Bank, NA	USD	7,000	12/27/2028	2.009%	CPI#	Maturity	734,032	—	734,032
Morgan Stanley Capital Services LLC	USD	19,000	07/20/2022	1.939%	CPI#	Maturity	1,267,224	—	1,267,224
Morgan Stanley Capital Services LLC	USD	5,000	07/20/2032	2.158%	CPI#	Maturity	599,106	—	599,106

							$5,423,741	$—	$5,423,741

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	3,815	10/09/2029	1.120%	SIFMA*	Quarterly	$13,356	$—	$13,356
Citibank, NA	USD	3,815	10/09/2029	1.125%	SIFMA*	Quarterly	11,747	—	11,747

							$25,103	$—	$25,103

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Monthly	CHF	2,430	03/18/2022	$82,840
Swiss Market Index Futures	0.00%	Monthly	CHF	384	03/18/2022	(1,150)

						$81,690

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2021, the aggregate market value of these securities amounted to $35,241,234 or 7.0% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2021.
(c)	Non-income producing security.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)

As of December 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $81,392,076 and gross unrealized depreciation of investments was $(3,846,686), resulting in net unrealized appreciation of $77,545,390.

(j)	One contract relates to 1 share.

As of December 31, 2021, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.9% and 0.0%, respectively.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

SEK – Swedish Krona

USD – United States Dollar

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CBT – Chicago Board of Trade

CCRC – Congregate Care Retirement Center

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

CPI – Consumer Price Index

DOT – Department of Transportation

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

ETM – Escrowed to Maturity

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

OMXS – Stockholm Stock Exchange

SPDR – Standard & Poor’s Depository Receipt

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay C Portfolio

December 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$318,602,578	$—	$318,602,578
Short-Term Municipal Notes	—	18,243,404	—	18,243,404
Options Purchased - Puts	—	2,318,367	—	2,318,367
Investment Companies	146,135,960	—	—	146,135,960
Governments - Treasuries	—	3,093,533	—	3,093,533
Commercial Mortgage-Backed Security	—	1,277,223	—	1,277,223
Collateralized Mortgage Obligations	—	747,256	—	747,256
Short-Term Investments	4,344,038	—	—	4,344,038

Total Investments in Securities	150,479,998	344,282,361	—	494,762,359
Other Financial Instruments(a):
Assets:
Futures	1,048,882	—	—	1,048,882
Forward Currency Exchange Contracts	—	785,015	—	785,015
Centrally Cleared Inflation (CPI) Swaps	—	2,995,886	—	2,995,886
Centrally Cleared Interest Rate Swaps	—	588,542	—	588,542
Inflation (CPI) Swaps	—	5,423,741	—	5,423,741
Interest Rate Swaps	—	25,103	—	25,103
Total Return Swaps	—	82,840	—	82,840
Liabilities:
Futures	(102,915)	—	—	(102,915)
Forward Currency Exchange Contracts	—	(1,120,352)	—	(1,120,352)
Put Options Written	—	(19,588)	—	(19,588)
Centrally Cleared Inflation (CPI) Swaps	—	(135,004)	—	(135,004)
Credit Default Swaps	—	(405,894)	—	(405,894)
Total Return Swaps	—	(1,150)	—	(1,150)

Total	$151,425,965	$352,501,500	$—	$503,927,465

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for three months ended December 31, 2021 is as follows:

Fund	Market Value 09/30/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,344	$25,867	$22,867	$4,344	$0	*

*	Amount less than $500.